Filed with the Securities and Exchange Commission on July 2, 2019
Securities Act of 1933 File No. 033-76566
Investment Company Act of 1940 File No. 811-08416

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 56
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 57
(Check appropriate box or boxes.)

TOUCHSTONE VARIABLE SERIES TRUST
(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio 45202
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (513) 878-4066

Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202
(Name and Address of Agent for Service)

Copies to:

Deborah Bielicke Eades, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(312) 609-7661

Renee M. Hardt, Esq.
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601
(312) 609-7616

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☒ on July 10, 2019 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A for Touchstone Variable Series Trust (the “Registrant”) was filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), on April 25, 2019 to register a new share class for two series of the Registrant (Class SC shares of Touchstone Bond Fund and Touchstone Common Stock Fund). This Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act, solely for the purpose of designating July 10, 2019 as the new date upon which Post-Effective Amendment No. 54 shall become effective.  This Post-Effective Amendment No. 56 incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 54.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A under the Securities Act of 1933, as amended, to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on July 2, 2019.

TOUCHSTONE VARIABLE SERIES TRUST

By:	/s/ Jill T. McGruder
Jill T. McGruder
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

	*	Trustee	July 2, 2019
Karen Carnahan

	*	Trustee	July 2, 2019
Phillip R. Cox

	*	Trustee	July 2, 2019
William C. Gale

	*	Trustee	July 2, 2019
Susan J. Hickenlooper

	*	Trustee	July 2, 2019
Kevin A. Robie

	*	Trustee	July 2, 2019
Edward J. VonderBrink

	/s/ Jill T. McGruder	Trustee and President	July 2, 2019
Jill T. McGruder

	/s/ Terrie A. Wiedenheft	Controller, Treasurer and Principal Financial Officer	July 2, 2019
Terrie A. Wiedenheft

*By:	/s/ Terrie A. Wiedenheft		July 2, 2019
Terrie A. Wiedenheft

(Attorney-in-Fact Pursuant to Power of Attorney)